                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BURGUNDY ASSET MANAGEMENT LTD.
Address: 181 BAY STREET, SUITE 4510
         BAY WELLINGTON TOWER, BROOKFIELD PLACE
         TORONTO, ONTARIO M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  KATHLEEN HARRIGAN
Title: CHIEF COMPLIANCE OFFICER
Phone: (416) 868-3592

Signature, Place, and Date of Signing:


       /s/ Kathleen Harrigan        Toronto, Ontario Canada    February 14, 2012
---------------------------------   -----------------------    -----------------
        Kathleen Harrigan                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
----------------------   ----

28-__________________    ________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:        111

Form 13F Information Table Value Total:   3,997,197
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                                                VOTING AUTHORITY
                                          TITLE OF               VALUE  SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                              CLASS      CUSIP    (x1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
---------------------------------------  ---------- ----------- ------- ------- --- ---- ---------- -------- ------- ------ -------
3M Co.                                   COM        88579Y 10 1   34497  422085 SH          SOLE              418459           3626
Activision Blizzard Inc.                 COM        00507V 10 9   29849 2422795 SH          SOLE             2400728          22067
Altria Group Inc.                        COM        02209S 10 3   19972  673595 SH          SOLE              665689           7906
Arbitron Inc.                            COM        03875Q 10 8   22174  644418 SH          SOLE              449754         194664
Ares Capital Corp.                       COM        04010L 10 3   56280 3642730 SH          SOLE             2441233        1201497
Arthur J. Gallagher & Co.                COM        363576 10 9   45123 1349362 SH          SOLE              899553         449809
Artio Global Investors Inc.              COM        04315B 10 7    4725  968155 SH          SOLE              629041         339114
Bank of Montreal                         COM        063671 10 1     824   15000 SH          SOLE               15000              0
Bank of Nova Scotia                      COM        064149 10 7  112126 2243393 SH          SOLE             2233984           9409
Barrick Gold Corp.                       COM        067901 10 8    1715   37800 SH          SOLE               37800              0
Baxter International Inc.                COM        071813 10 9   51564 1042116 SH          SOLE             1031742          10374
Baytex Energy Corp.                      COM        07317Q 10 5   10683  190700 SH          SOLE              189800            900
BB&T Corp.                               COM        054937 10 7   66237 2631584 SH          SOLE             2605504          26080
Becton, Dickinson and Co.                COM        075887 10 9   23964  320724 SH          SOLE              318143           2581
Berkshire Hathaway Inc.                  CL A       084670 10 8   26279     229 SH          SOLE                 227              2
Berkshire Hathaway Inc.                  CL B       084670 70 2    2010   26337 SH          SOLE               24412           1925
Bridgepoint Education Inc.               COM        10807M 10 5   38020 1653048 SH          SOLE             1116592         536456
Brown & Brown Inc.                       COM        115236 10 1   44962 1986827 SH          SOLE             1348258         638569
Canadian National Railway Co.            COM        136375 10 2   98259 1246783 SH          SOLE             1242483           4300
Canadian Natural Resources Ltd.          COM        136385 10 1  118880 3169105 SH          SOLE             3157437          11668
Canadian Pacific Railway Ltd.            COM        13645T 10 0  117539 1732178 SH          SOLE             1724465           7713
CareFusion Corp.                         COM        14170T 10 1   37579 1478899 SH          SOLE             1466092          12807
Cenovus Energy Inc.                      COM        15135U 10 9  126052 3789394 SH          SOLE             3773244          16150
Cisco Systems Inc.                       COM        17275R 10 2   43769 2420868 SH          SOLE             2398524          22344
Citigroup Inc.                           COM        172967 42 4     658   25000 SH          SOLE               25000              0
Corporate Executive Board Co.            COM        21988R 10 2   32228  845867 SH          SOLE              569435         276432
Dentsply International Inc.              COM        249030 10 7     504   14400 SH          SOLE               14400              0
DFC Global Corp.                         COM          23324T107   26128 1446726 SH          SOLE              930200         516526
Diamond Offshore Drilling Inc.           COM        25271C 10 2   30708  555694 SH          SOLE              550253           5441
Dolby Laboratories Inc.                  CL A       25659T 10 7   20760  680437 SH          SOLE              673533           6904
Dun & Bradstreet Corp.                   COM        26483E 10 4    1356   18124 SH          SOLE               18124              0
Eaton Vance Variable Rate Income Trust   COM        278279 10 4    6149  432113 SH          SOLE              432113              0
EchoStar Corp.                           CL A       278768 10 6   40958 1955981 SH          SOLE             1300121         655860
Enbridge Inc.                            COM        29250N 10 5     390   10421 SH          SOLE               10421              0
EnCana Corp.                             COM        292505 10 4  128760 6932173 SH          SOLE             6905323          26850
Equifax Inc.                             COM        294429 10 5  117902 3043417 SH          SOLE             2437890         605527
Expedia Inc.                             COM        30212P 30 3   42236 1455408 SH          SOLE             1001985         453423
FirstService Corp.                       SUB VTG SH 33761N 10 9   20521  774405 SH          SOLE              767982           6423
FXCM Inc.                                CL A       302693 10 6   32128 3295166 SH          SOLE             2253405        1041761
General Electric Co.                     COM        369604 10 3     896   50000 SH          SOLE               50000              0
Gladstone Investment Corp.               COM        376546 10 7   18002 2476147 SH          SOLE             1639308         836839
Google Inc.                              CL A       38259P 50 8   43414   67215 SH          SOLE               66614            601
Graco Inc.                               COM        384109 10 4   19747  482941 SH          SOLE              330788         152153
Harris Corp.                             COM        413875 10 5   33506  929676 SH          SOLE              920657           9019
HCC Insurance Holdings Inc.              COM        404132 10 2   28393 1032457 SH          SOLE              679156         353301
Hilltop Holdings Inc.                    COM        432748 10 1   34809 4119393 SH          SOLE             2730959        1388434
Home Depot Inc.                          COM        437076 10 2     210    5000 SH          SOLE                5000              0
Hospira Inc.                             COM        441060 10 0   48385 1593173 SH          SOLE             1579165          14008
Iconix Brand Group Inc.                  COM        451055 10 7   51822 3181233 SH          SOLE             2156687        1024546
Imperial Oil Ltd.                        COM        453038 40 8   71669 1605805 SH          SOLE             1598605           7200
Insight Enterprises Inc.                 COM        45765U 10 3   31219 2041806 SH          SOLE             1385806         656000
iShares iBoxx High Yield Corporate Bond
ETF                                      COM        464288 51 3    6792   75953 SH          SOLE               75953              0
Johnson & Johnson Inc.                   COM        478160 10 4   48806  744228 SH          SOLE              736994           7234
Juniper Networks Inc.                    COM        48203R 10 4   28778 1410009 SH          SOLE             1396529          13480
Kayne Anderson Energy Development Co.    COM        48660Q 10 2   18669  871965 SH          SOLE              581307         290658
Kraft Foods Inc.                         COM        50075N 10 4     560   15000 SH          SOLE               15000              0
Laboratory Corporation of America
Holdings                                 COM        50540R 40 9    1589   18481 SH          SOLE               18481              0
Lender Processing Services Inc.          COM        52602E 10 6   50075 3322840 SH          SOLE             2679592         643248
LoJack Corp.                             COM        539451 10 4     366  119221 SH          SOLE              119221              0
M&T Bank Corp.                           COM        55261F 10 4     246    3228 SH          SOLE                3228              0
Madison Square Garden Co.                COM        55826P 10 0   69574 2429255 SH          SOLE             1658044         771211
Magna International Inc.                 COM        559222 40 1   68840 2059125 SH          SOLE             2051025           8100
MarketAxess Holdings Inc.                COM        57060D 10 8   80517 2674084 SH          SOLE             1778879         895205
Marriott Vacations Worldwide Corp.       COM        57164Y 10 7   15021  875363 SH          SOLE              585382         289981
McCormick & Co., Inc.                    COM        579780 20 6    2257   44759 SH          SOLE               44759              0
McDonald's Corp.                         COM        580135 10 1    2360   23525 SH          SOLE               23525              0
McGraw-Hill Co., Inc.                    COM        580645 10 9     403    8960 SH          SOLE                8960              0
Medtronic Inc.                           COM        585055 10 6   32604  852389 SH          SOLE              844807           7582
Merck & Co., Inc.                        COM        58933Y 10 5    1206   31994 SH          SOLE               31994              0
Microsoft Corp.                          COM        594918 10 4   35330 1360947 SH          SOLE             1349575          11372
Moody's Corp.                            COM        615369 10 5    3816  113292 SH          SOLE              113292              0
Morgan Stanley                           COM        617446 44 8     298   19694 SH          SOLE               19694              0
MSC Industrial Direct Co., Inc.          COM        553530 10 6   34810  486513 SH          SOLE              340984         145529
MSCI Inc.                                COM        55354G 10 0   24300  737925 SH          SOLE              514033         223892
Nexen Inc.                               COM        65334H 10 2  105790 6637173 SH          SOLE             6609025          28148
NGP Capital Resources Co.                COM        62912R 10 7    9359 1301622 SH          SOLE              842094         459528
Northern Trust Corp.                     COM        665859 10 4   38347  966903 SH          SOLE              958440           8463
Nutraceutical International Corp.        COM        67060Y 10 1   11958 1056325 SH          SOLE              685684         370641
Occidental Petroleum Corp.               COM        674599 10 5   43227  461333 SH          SOLE              456466           4867
Omnicom Group Inc.                       COM        681919 10 6    1155   25912 SH          SOLE               25912              0
Oracle Corp.                             COM        68389X 10 5   52889 2061934 SH          SOLE             2041319          20615
Penske Auto Group Inc.                   COM        70959W 10 3   48135 2500515 SH          SOLE             1684112         816403
Penson Worldwide Inc.                    COM        709600 10 0      78   67300 SH          SOLE               67300              0
PepsiCo Inc.                             COM        713448 10 8   57435  865635 SH          SOLE              857089           8546
Pfizer Inc.                              COM        717081 10 3     505   23329 SH          SOLE               23329              0
Philip Morris International Inc.         COM        718172 10 9   48834  622251 SH          SOLE              616422           5829
Potash Corporation of Saskatchewan Inc.  COM        73755L 10 7    1602   38700 SH          SOLE               38700              0
Primerica Inc.                           COM        74164M 10 8   61063 2627486 SH          SOLE             1833748         793738
Qualcomm Inc.                            COM        747525 10 3   27386  500650 SH          SOLE              496737           3913
Ritchie Bros. Auctioneers Inc.           COM        767744 10 5  107244 4857072 SH          SOLE             4836607          20465
Rogers Communications Inc.               CL B       775109 20 0   70980 1839153 SH          SOLE             1831413           7740
Royal Bank of Canada                     COM        780087 10 2  123158 2409613 SH          SOLE             2399513          10100
Safeway Inc.                             COM        786514 20 8   40583 1928871 SH          SOLE             1911743          17128
Shaw Communications Inc.                 CL B       82028K 20 0    1031   51794 SH          SOLE               51794              0
Solera Holdings Inc.                     COM        83421A 10 4   19550  438922 SH          SOLE              289423         149499
SPDR Barclays Capital High Yield Bond
ETF                                      COM        78464A 41 7    6582  171196 SH          SOLE              171196              0
SS&C Technologies Holdings Inc.          COM        78467J 10 0    7496  415061 SH          SOLE              330739          84322
Tech Data Corp.                          COM        878237 10 6   40947  828725 SH          SOLE              522841         305884
Thomson Reuters Corp.                    COM        884903 10 5  166551 6220435 SH          SOLE             6193349          27086
Tim Hortons Inc.                         COM        88706M 10 3   41296  850859 SH          SOLE              845563           5296
Time Warner Inc.                         COM        887317 30 3     246    6800 SH          SOLE                6800              0
Toronto-Dominion Bank                    COM        891160 50 9  112250 1496369 SH          SOLE             1489985           6384
TripAdvisor Inc.                         COM        896945 20 1   36691 1455408 SH          SOLE             1001985         453423
U.S. Concrete Inc.                       COM        90333L 20 1      53   18161 SH          SOLE               18161              0
U.S. Gold Corp.                          COM        912023 20 7      34   10000 SH          SOLE               10000              0
United Technologies Corp.                COM        913017 10 9   30848  422059 SH          SOLE              418138           3921
Valassis Communications Inc.             COM        918866 10 4   25857 1344636 SH          SOLE              930821         413815
Viacom Inc.                              CL A       92553P 10 2     575   10782 SH          SOLE               10782              0
Visa Inc.                                COM        92826C 83 9   72960  718607 SH          SOLE              711339           7268
Wal-Mart Stores Inc.                     COM        931142 10 3     956   16000 SH          SOLE               16000              0
Western Union Co.                        COM        959802 10 9   39788 2178982 SH          SOLE             2160706          18276
                                                    TOTAL       3997197                              COUNT       111